Intangible Assets	12 Months Ended
Dec. 31, 2024
Textblock 1 [Abstract]
Intangible Assets
10.
Intangible Assets
(a)
Changes in intangible assets for the years ended December 31, 2023 and 2024 are as follows:
(i)
2023

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction- in-progress	Technology	Good-will	Total
Acquisition cost as of January 1, 2023	₩	2,074,083	1,340,637	27,170	2,016,477	28,169	12,763	108,519	5,607,818
Accumulated amortization as of January 1, 2023		(1,115,014)	(1,108,459)	—	(1,358,446)	—	(11,411)	—	(3,593,330)
Accumulated impairment loss as of January 1, 2023		(61,413)	(20,605)	(1,700)	(92,812)	—	(43)	(84,958)	(261,531)
Book value as of January 1, 2023	₩	897,656	211,573	25,470	565,219	28,169	1,309	23,561	1,752,957
Additions – internally generated		—	—	—	493,608	—	—	—	493,608
Additions – external purchases		118,344	—	—	—	117,443	—	—	235,787
Amortization (*1)		(187,819)	(105,285)	—	(363,162)	—	(163)	—	(656,429)
Disposals		(202)	(396)	(3,796)	—	—	—	—	(4,394)
Impairment loss (*2)		(1,633)	(425)	242	(52,775)	—	—	—	(54,591)
Others (*3)		—	115,275	—	(1,429)	(112,568)	—	—	1,278
Effect of movements in exchange rates		2,433	2,712	6	—	(8)	—	596	5,739
Book value as of December 31, 2023	₩	828,779	223,454	21,922	641,461	33,036	1,146	24,157	1,773,955
Acquisition cost as of December 31, 2023	₩	2,189,071	1,403,157	23,463	2,295,468	33,036	12,763	109,115	6,066,073
Accumulated amortization as of December 31, 2023	₩	(1,299,655)	(1,160,702)	—	(1,509,575)	—	(11,574)	—	(3,981,506)
Accumulated impairment loss as of December 31, 2023	₩	(60,637)	(19,001)	(1,541)	(144,432)	—	(43)	(84,958)	(310,612)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) The Group recognized an impairment loss amounting to ~~W~~52,775 million for development projects which are not likely to generate probable future economic benefits.

(*3) Others mainly represent the reclassification of construction-in-progress to intangible assets.

(ii)
2024

(In millions of won)
	Intellectual property rights		Software	Member- ships	Development costs	Construction -in-progress	Technology	Good-will	Total
Acquisition cost as of January 1, 2024	₩	2,189,071	1,403,157	23,463	2,295,468	33,036	12,763	109,115	6,066,073
Accumulated amortization as of January 1, 2024		(1,299,655)	(1,160,702)	—	(1,509,575)	—	(11,574)	—	(3,981,506)
Accumulated impairment loss as of January 1, 2024		(60,637)	(19,001)	(1,541)	(144,432)	—	(43)	(84,958)	(310,612)
Book value as of January 1, 2024	₩	828,779	223,454	21,922	641,461	33,036	1,146	24,157	1,773,955
Additions - internally generated		—	—	—	548,224	—	—	—	548,224
Additions - external purchases		49,818	—	—	—	110,616	—	—	160,434
Amortization (*1)		(188,058)	(122,539)	—	(546,377)	—	(164)	—	(857,138)
Disposals		—	(187)	(6,433)	—	—	—	—	(6,620)
Impairment loss (*2)		(1,931)	(4,517)	—	(66,028)	—	—	—	(72,476)
Others (*3)		—	128,986	—	—	(128,148)	—	—	838
Effect of movements in exchange rates		1,224	5,568	73	—	24	—	5,076	11,965
Classified as held for sale		—	(775)	—	—	—	—	—	(775)
Book value as of December 31, 2024	₩	689,832	229,990	15,562	577,280	15,528	982	29,233	1,558,407
Acquisition cost as of December 31, 2024	₩	2,275,735	1,482,559	15,562	2,357,041	15,528	12,763	114,191	6,273,379
Accumulated amortization as of December 31, 2024	₩	(1,525,276)	(1,228,377)	—	(1,715,408)	—	(11,738)	—	(4,480,799)
Accumulated impairment loss as of December 31, 2024	₩	(60,627)	(24,192)	—	(64,353)	—	(43)	(84,958)	(234,173)

(*1) The Group has classified the amortization as manufacturing overhead costs, selling expenses, administrative expenses and research and development expenses.

(*2) The Group recognized an impairment loss amounting to ~~W~~66,028 million for development projects which are not likely to generate probable future economic benefits.

(*3) Others mainly represent the reclassification of construction-in-progress to intangible assets.

10.
Intangible Assets, Continued
(b)
The book value and remaining amortization period of development costs and intellectual property rights as of December 31, 2023 and 2024 are as follows:

Development costs

(i)
As of December 31, 2023

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period(*)
	TV	₩	43,956	0.8
Development completed	IT		63,049	0.6
	Mobile and others		190,487	3.0
	Subtotal	₩	297,492
	TV	₩	46,368	—
Development in process	IT		175,023	—
	Mobile and others		122,578	—
	Subtotal	₩	343,969
	Total	₩	641,461

(*) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each product has a different remaining amortization period.

(ii) As of December 31, 2024

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period(*)
	TV	₩	49,705	0.8
Development completed	IT		49,615	0.7
	Mobile and others		255,128	2.7
	Subtotal	₩	354,448
	TV	₩	14,802	—
Development in process	IT		37,737	—
	Mobile and others		170,293	—
	Subtotal	₩	222,832
	Total	₩	577,280

(*) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each product has a different remaining amortization period.

10.
Intangible Assets, Continued

Intellectual property rights

(i)
As of December 31, 2023

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period (*1)
Patent	Direct additions	₩	214,634	7.1
	Licenses agreement (*2)		611,801	5.5
	Subtotal	₩	826,435
Other			2,344	3.6
	Total	₩	828,779

(*1) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company.

(ii)
As of December 31, 2024

(In millions of won and in years)
Classification	Category	Book Value		Remaining amortization period (*1)
Patent	Direct additions	₩	237,364	7.0
	Licenses agreement (*2)		449,617	5.1
	Subtotal	₩	686,981
Other			2,851	3.7
	Total	₩	689,832

(*1) Weighted average of the remaining useful life based on the book value at the end of the reporting period as each patent has a different remaining amortization period.

(*2) The Group’s rights under contracts with the patent company

(c)
The total amount of research and development expenditure recognized as an expense for the year ended December 31, 2024 is ~~W~~1,447,706 million (2022: ~~W~~1,382,406 million, 2023: ~~W~~1,379,653 million).
(d)
Details of impairment assessment on CGU as of December 31, 2023

As of December 31, 2023, the Group’s cash-generating units consist of Display CGU, Display (Large OLED) CGU and Display (AD PO) CGU. As of December 31, 2023, the Group performed impairment assessment for Display CGU. All the goodwill balance as of December 31, 2023 is allocated to the Display CGU.

The recoverable amount of CGU is determined based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated operating performance of the Group’s products used in the forecast was determined considering external sources and the Group’s historical experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for Display CGU include the future operating performance for the forecast period and discount rate. Terminal growth rate and the discount rate used in the estimation of value in use are as follows:

10.
Intangible Assets, Continued
(d)
Details of impairment assessment on CGU as of December 31, 2023, Continued

Classification	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate
Display CGU	10.9%	9.0%	1.0%

(*) The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of five global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group’s credit rating and debt ratio was determined using the average of the debt ratios of the five global listed companies in the same industry and the Group. The Group calculates the value in use of the CGU using post-tax cash flows and a post-tax discount rate, and the result is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.

As a result of impairment assessment for Display CGU to which goodwill is allocated, the recoverable amount exceeded its carrying amount by ~~W~~975,459 million. Management has identified that a reasonably possible change in certain key assumption could cause the carrying amount to exceed the recoverable amount. The value in use determined for this CGU is sensitive to the discount rate used in the discounted cash flow model. Specifically, the discount rate would need to increase by 0.92% (holding all the other assumptions constant) for the estimated recoverable amount to be equal to the carrying amount.

(e)
Details of impairment assessment on CGU, as of December 31, 2024

As of December 31, 2024, the Group’s cash-generating units consist of Display CGU, Display (Large OLED) CGU and Display (AD PO) CGU. As of December 31, 2024, the Group performed impairment assessment for Display CGU, Display (Large OLED) CGU and Display (AD PO) CGU. All the goodwill balance as of December 31, 2024 is allocated to the Display CGU.

The recoverable amount of CGU is determined based on its value in use. Value in use is calculated using the estimated cash flow based on 5-year business plan approved by management. The estimated operating performance of the Group’s products used in the forecast was determined considering external sources and the Group’s historical experience. Management estimated the future cash flows based on its past performance and forecasts on market growth. The key assumptions used in the estimation of value in use for each Display CGU include the future operating performance for the forecast period and discount rate. Terminal growth rate and the discount rate used in the estimation of value in use are as follows:

Classification	Pre-tax discount rate(*)	Post-tax discount rate(*)	Terminal growth rate
Display CGU	9.3%	7.6%	1.0%
Display (Large OLED) CGU	9.5%	7.6%	1.0%
Display (AD PO) CGU	9.9%	7.6%	0.0%

(*) The discount rate was calculated using the weighted average cost of equity capital and debt and the beta of equity capital was calculated as the average of seven global listed companies in the same industry and the Group. Cost of debt was calculated using the yield rate of non-guaranteed corporate bond considering the Group’s credit rating and debt ratio was determined using the average of the debt ratios of the seven global listed companies in the same industry and the Group. The Group calculates the value in use of the CGU using post-tax cash flows and a post-tax discount rate, and the result is not significantly different from the value in use calculated using pre-tax cash flows and pre-tax discount rate.

As a result of impairment assessment for Display CGU to which goodwill is allocated, the recoverable amount exceeded its carrying amount by ~~W~~1,250,028 million. Management has identified that a reasonably possible change in certain key assumption could cause the carrying amount to exceed the recoverable amount. The value in use determined for this CGU is sensitive to the discount rate used in the discounted cash flow model. Specifically, the discount rate would need to increase by 0.98% (holding all the other assumptions constant) for the estimated recoverable amount to be equal to the carrying amount.

On the other hand, as a result of impairment assessment for Display (Large OLED) CGU and Display (AD PO) CGU, the recoverable amount exceeded its carrying amount by ~~W~~1,463,528 million and ~~W~~2,734,516 million, respectively.